STOCK OPTION RESERVE (Details 3) - $ / shares	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 15.19	$ 17.75
Weighted average remaining contractual life (in years)	8 years 7 months 28 days	9 years 3 months 14 days
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price		$ 161.51
Weighted average remaining contractual life (in years)		5 months 12 days